Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	$ 6,716,965	$ 242,140	$ 5,277,325
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	2,954,921	106,522	3,307,018
Current Financial Assets For Hedging – current	0	0	0
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	3,762,044	135,618	1,970,307
Financial liabilities for hedging – non-current	4,780,931	172,348	5,910,919
Current Financial Assets For Hedging – current	0	0	0
Non Current Financial Assets For Hedging – non-current	$ 0	$ 0	$ 0